Other Long Term Liabilities (Schedule of other long term liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities, Noncurrent [Abstract]
Deferred revenues related to non-standard warranty	$ 5,060	$ 2,620
Liability for severance pay	1,284	1,266
Operating lease obligations	2,404	1,914
Total Other long term liabilities	$ 8,748	$ 5,800